5. EQUITY TRANSACTIONS (Details - Option activity) - Stock Options [Member] - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Stock options Outstanding, beginning balance	432,047	438,547
Stock options granted	34,500	0
Stock options exercised	0	0
Stock options cancelled/forfeited	(57,500)	(6,500)
Stock options outstanding, ending balance	409,047	432,047
Stock options exercisable	382,047	414,547
Outstanding, Weighted Average Exercise Price, beginning price	$ 10.98	$ 10.94
Granted, Weighted Average Exercise Price	1.68
Exercised, Weighted Average Exercise Price
Cancelled/Forfeited, Weighted Average Exercise Price	15.87	7.96
Outstanding Weighted Average Exercise Price, ending price	9.51	10.98
Exercisable, Weighted Average Exercise Price	10.07	11.24
Stock options Weighted average estimated fair value of warrants granted	$ 1.46